GUARANTEE LIABILITIES - movement of CECL liabilities (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Beginning balance of the period	¥ 388,307		¥ 146,427
Provision for credit losses	1,039,367		255,105	¥ 37,961	¥ 36,474
Ending balance of the period	910,949	$ 128,651	¥ 388,307	¥ 146,427
Guarantee liabilities - contingent
Guarantee settled	(326,204)
Provision for credit losses	804,322
Ending balance of the period	702,952
Guarantee liabilities - contingent | ASU 2016-13
Changes on initial application of ASU 2016-13	¥ 224,834